Related party transactions and balances (Details Narrative) - Parent [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from related party debt		¥ 0	¥ 233,750,413
Repayment of related party debt	$ 2,417,647	¥ 17,379,014	¥ 184,185,614